Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 340,891	kr 312,379
Fair value of financial liabilities	329,274	295,283
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	291,450	271,549
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	24,619	20,056
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	78,356	76,761
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	27,989	30,546
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	50,367	46,215
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	53,737
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,014
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	46,723
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	24,619
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	20,975
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,644
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	59,843	69,218
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	31,787	34,450
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	26,924	32,283
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,132	2,485
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Fair value of financial assets	18,953	8,344
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	18,953
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	12,489
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,464
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Fair value of financial assets	33,268	53,906
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	33,268
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	19,298
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,970
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial assets	7,622	kr 6,968
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	7,622
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,490
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 1,132